Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

11. Employee Benefit Plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has two major defined benefit plans, one funded plan in the U.S. and one unfunded plan in Germany.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefits obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined Benefit Pension Plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2015, FMCH’s minimum funding requirement was $19.340. In addition to the compulsory contributions, the Company voluntarily provided $759 to the defined benefit plan. Expected funding for 2016 is $15.506.

The benefit obligation for all defined benefit plans at December 31, 2015, was $810.987 (2014: $877.722) which consists of the gross benefit obligation of $477.667 (2014: $494.269) for the U.S. plan, which is funded by plan assets, and the benefit obligation of $333.320 (2014: $383.453) for the German unfunded plan.

The following table shows the changes in benefit obligations, the changes in plan assets, the funded status of the pension plans and the net pension liability. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plan.

	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$877.722	$660.860
Foreign currency translation	(39.406)	(46.505)
Service cost	24.936	18.617
Interest cost	27.783	29.513
Amendments	(879)	-
Transfer of plan participants	(102)	220
Actuarial (gain) loss	(56.840)	234.199
Benefits paid	(22.227)	(19.182)
	$810.987	$877.722

Change in plan assets:
Fair value of plan assets at beginning of year	$270.858	$248.495
Actual return on plan assets	(11.159)	(3.600)
Employer contributions	20.098	42.365
Benefits paid	(19.640)	(16.402)
Fair value of plan assets at end of year	$260.157	$270.858

Funded status at end of year	$550.830	$606.864
Benefit plans offered by other subsidiaries	$41.595	$41.990
Net Pension Liability	$592.425	$648.854

Benefit plans offered by the U.S. and Germany contain a pension liability of $550.830 and $606.864 at December 31, 2015 and 2014, respectively. The pension liability consists of a current portion of $4.194 (2014: $4.151) which is recognized as a current liability in the line item “Accrued expenses and other current liabilities” in the balance sheet. The non-current portion of $546.636 (2014: $602.713) is recorded as non-current pension liability in the balance sheet. Approximately 80% of the beneficiaries are located in the U.S. with the majority of the remaining 20% located in Germany.

The accumulated benefit obligation for all defined benefit pension plans with an obligation in excess of plan assets was $750.222 and $811.359 at December 31, 2015 and 2014, respectively; the related plan assets had a fair value of $260.157 and $270.858 at December 31, 2015 and 2014, respectively.

Benefit plans offered by other subsidiaries outside of the U.S. and Germany contain separate benefit obligations. The total net pension liability for these other plans was $41,595 and $41,990 at December 31, 2015 and 2014 respectively and consists of a pension asset of $61 (2014: $68) recognized as “Other non-current assets and notes receivables” and a current pension liability of $2,964 (2014: $2,453), which is recognized as a current liability in the line item “Accrued expenses and other current liabilities”. The non-current pension liability of $38,692 (2014: $39,605) for these plans is recorded as “non-current pension liability” in the balance sheet.

At December 31, 2015 the weighted average duration of the defined benefit obligation was 18 years (2014: 18 years).

The table below reflects pre-tax effects of actuarial losses (gains) in other comprehensive income (“OCI”) relating to pension liabilities. At December 31, 2015, there are no cumulative effects of prior service costs included in other comprehensive income.

Actuarial (gains) losses
Actuarial (gains) losses recognized in OCI at December 31, 2012	$287.956
Actuarial (gain) loss for the year	(44.118)
Other Adjustments	563
Amortization of unrealized losses	(25.418)
Foreign currency translation	3.984
Actuarial (gains) losses recognized in OCI at December 31, 2013	$222.967
Actuarial (gain) loss for the year	253.969
Amortization of unrealized losses	(17.147)
Foreign currency translation	(21.661)
Actuarial (gains) losses recognized in OCI at December 31, 2014	$438.128
Actuarial (gain) loss for the year	(29.278)
Prior Service Costs (Credit)	(879)
Amortization of unrealized losses	(34.623)
Foreign currency translation	(19.147)
Actuarial (gains) losses recognized in OCI at December 31, 2015	$354.201

The actuarial loss expected to be amortized from other comprehensive income into net periodic pension cost over the next year is $31.416.

The discount rates for all plans are based upon yields of portfolios of equity and highly rated debt instruments with maturities that mirror the plan’s benefit obligation. The Company’s discount rates at December 31, 2015 and at December 31, 2014 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31:

in %	2015	2014
Discount rate	3,70	3,23
Rate of compensation increase	3,29	3,28

Sensitivity analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2015 as follows:

	0.5% increase	0.5% decrease
Discount rate	$(67.168)	$76.940
Rate of compensation increase	9.253	(9.161)
Rate of pensions increase	24.551	(22.107)

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2015. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for each of the years ended December 31:

	2015		2014		2013

Components of net periodic benefit cost:	$		$		$
Service cost		24.936		18.617		15.900
Interest cost		27.783		29.513		26.859
Expected return on plan assets		(16.403)		(16.169)		(13.638)
Amortization of unrealized losses		34.623		17.147		25.418
Net periodic benefit costs		$70.939		$49.108		$54.539

Net periodic benefit cost is allocated as personnel expense within costs of revenues, selling, general and administrative expense or research and development expense. This is depending upon the area in which the beneficiary is employed.

The following weighted-average assumptions were used in determining net periodic benefit cost for the year ended December 31:

in %	2015	2014	2013

Discount rate	3,23	4,55	4,14
Expected return of plan assets	6,00	6,00	6,00
Rate of compensation increase	3,28	3,29	3,32

Expected benefit payments for the next five years and in the aggregate for the five years thereafter are as follows:

2016	$22.511
2017	24.127
2018	25.575
2019	27.462
2020	29.621
2021 - 2025	178.189

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2015 and 2014.

		Fair Value Measurements at 2015			Fair Value Measurements at 2014
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$64.828	$98	$64.730	$69.485	$(310)	$69.795

Fixed Income Investments
Government Securities(2)	4.815	4.269	546	1.629	850	779
Corporate Bonds(3)	169.717	-	169.717	181.132	-	181.132
Other Bonds(4)	7.794	-	7.794	4.573	-	4.573
U.S. Treasury Money Market Funds(5)	13.003	13.003	-	7.989	7.989	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	-	-	-	6.050	6.050	-
Total	$260.157	$17.370	$242.787	$270.858	$14.579	$256.279

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5) This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

The methods and inputs used to measure the fair value of plan assets are as follows:

  Common stocks are valued at their market prices at the balance sheet date.
  Index funds are valued based on market quotes.
  Government bonds are valued based on both market prices and market quotes.
  Corporate bonds and other bonds are valued based on market quotes at the balance sheet date.
  Cash is stated at nominal value which equals the fair value.
  U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan Investment Policy and Strategy

For the U.S. funded plan, the Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class. As a result, the Company’s expected rate of return on pension plan assets was 6,00% for 2015.

The Company´s overall investment strategy is to achieve a mix of approximately 98% of investments for long-term growth and income and 2% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the investment policy and include well diversified index funds or funds targeting index performance.

The investment policy, utilizing a revised target investment allocation in a range around 30% equity and 70% long-term U.S. corporate bonds, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The Plan policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Barclays Capital Long-Corporate Bond Index.

Defined Contribution Plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $18 if under 50 years old ($24 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2015, 2014, and 2013, was $46.267, $41.560 and $38.999, respectively.